Minimum cash and minimum capital - Minimum cash (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Minimum Cash [Line Items]
BCRA – current account - not restricted	$ 85,945,337,000	$ 146,289,273,000
BCRA – special guarantee accounts – restricted	4,553,788,000	3,849,897,000
SUBTOTAL BALANCES AT THE BCRA	90,499,125,000	150,139,170,000
Liquidity Bills – BCRA	89,885,499,000	45,009,654,000
TOTAL	194,863,757,000	205,087,380,000
Bonds Due May 2022
Minimum Cash [Line Items]
Argentine Treasury Bonds in pesos at fixed rate	$ 14,479,133,000
Bonds Due November 2020
Minimum Cash [Line Items]
Argentine Treasury Bonds in pesos at fixed rate		$ 9,938,556,000